Accumulated Balances of Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	$ (21,983)	$ (22,611)	$ (22,335)
Net current period change	(349)	630	(54)
Reclassification adjustments for gains reclassified into income		(2)	(222)
Ending balance	(22,332)	(21,983)	(22,611)
Foreign currency items
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(21,914)	(22,555)	(22,338)
Net current period change	(332)	641	5
Reclassification adjustments for gains reclassified into income			(222)
Ending balance	(22,246)	(21,914)	(22,555)
Unrealized gain on securities
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		2	3
Net current period change			(1)
Reclassification adjustments for gains reclassified into income		(2)
Ending balance			2
Pension and post retirement benefit plans
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(69)	(58)
Net current period change	(17)	(11)	(58)
Ending balance	$ (86)	$ (69)	$ (58)